Risk Report - Asset Quality - Financial Assets at amortized cost - Collateral held against credit-impaired financial assets (Detail) - Collateral held against credit-impaired financial assets at Amortized Cost [Member] - Financial Assets at Amortized Cost (Stage 3) [Member] - EUR (€)
€ in Millions
		Dec. 31, 2019	Dec. 31, 2018
Collateral held against credit-impaired financial assets at Amortized Cost [Line Items]
Gross Carrying Amount	[1]	€ 7,531	€ 7,452
Collateral	[1]	2,855	2,714
Guarantees	[1]	€ 243	€ 221

[1]	Stage 3 consists here only of non-POCI assets